INVESTMENTS IN UNCONSOLIDATED COMPANIES (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Dividends received from investments in unconsolidated companies	85	63	246
Banco Bpi S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment		302
Total	19.04%
Voting	19.04%
Porto Seguro Itao Unibanco Participacoes [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	896	936
Total	42.93%
Voting	42.93%
Porto Seguro Itao Unibanco Participacoes [Member] | Fair Value Of Intangible Assets [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	814
Porto Seguro Itao Unibanco Participacoes [Member] | Other Differences [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	(311)
Porto Seguro Itao Unibanco Participacoes [Member] | Fair Value Of Goodwill [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	398
Latosol Empreendimentose Participacao Ltda [Member]
Schedule of Equity Method Investments [Line Items]
Total	32.11%
Olimpia Promocao E Servicos S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	50.00%
Rosefiled Finance Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total	50.00%
Serasa S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	24.39%
Tecnologia Bancaria S.A [Member]
Schedule of Equity Method Investments [Line Items]
Total	14.86%
Voting	24.81%